Annual Total Returns[BarChart] - AST AllianzGI World Trends Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.82%)	10.28%	12.44%	5.14%	(0.17%)	4.81%	16.23%	(7.90%)	18.05%	14.10%